Related parties - Transactions with related parties (Details) - COP ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Main transactions with related parties
Sales and services	$ 87,138	$ 79,570
Purchases of product and others	478,975	515,219
Joint ventures
Main transactions with related parties
Sales and services	18,655	14,423
Purchases of product and others	444,522	484,012
Associates
Main transactions with related parties
Sales and services	68,483	65,147
Purchases of product and others	34,453	31,207
Gas Natural del Oriente S.A. E.S.P. | Associates
Main transactions with related parties
Purchases of product and others	28,906	26,783
Extrucol S.A. | Associates
Main transactions with related parties
Sales and services		10
Purchases of product and others		2,222
E2 Energia Eficiente S.A. E.S.P. | Associates
Main transactions with related parties
Sales and services	12	65,137
Purchases of product and others	2,932	2,202
Serviport S.A. | Associates
Main transactions with related parties
Sales and services	68,471
Purchases of product and others	2,615
Equion Energa Limited | Joint ventures
Main transactions with related parties
Sales and services	698	430
Purchases of product and others	30,447	15,423
Ecodiesel Colombia S.A. | Joint ventures
Main transactions with related parties
Sales and services	17,957	13,993
Purchases of product and others	$ 414,075	$ 468,589